UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

September 30, 2014

Semiannual
Report

MAXIS® Nikkei 225 Index Fund

Precidian ETFs Trust

1	Allocation of Portfolio Holdings
2	Schedule of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets

10	Financial Highlights
11	Notes to Financial Statements
21	Expense Example
22	Board Approval of Investment Advisory Agreement
24	Additional Information

Disclaimer:

The Fund is not sponsored, endorsed, sold or promoted by Nikkei Inc. Nikkei Inc. makes no representation or warranty, express or implied, to the owners of Fund shares (“Shares”) or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. The Advisor is licensing, and then sub-licensing to the Trust, certain trademarks and trade names of Nikkei Inc. and of the underlying index, which is determined, composed and calculated by Nikkei Inc. without regard to the Fund. Nikkei Inc. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Nikkei Stock Average (the “NSA” “Underlying Index”) is copyrighted material calculated in a methodology independently developed and created by Nikkei Inc., and Nikkei Inc. is the sole exclusive owner of the copyright and other intellectual property rights in the NSA itself and the methodology to calculate the NSA. All intellectual properties and any other rights in the marks indicating Nikkei and the NSA belong to Nikkei Inc. The Fund is managed and operated exclusively by the Advisor. Nikkei Inc. assumes no obligation or responsibility for the management, operation and transactions of the Fund. Nikkei Inc. is not obligated to continuously announce the NSA and is not liable for any error, delay, interruption, suspension or cessation of announcement thereof. Nikkei Inc. has the right to change the component stocks included in the NSA, the calculation methodology of the NSA or any other details of the NSA and has the right to suspend or cease the announcement of the NSA without owning any liability to any other third party.

Precidian Funds LLC does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and Precidian Funds LLC shall have no liability for any errors, omissions or interruptions therein. Precidian Funds LLC makes no warranty, express or implied, to the owners of Shares of the Fund or to any other person or entity, as to the results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Precidian Funds LLC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, with respect to the Underlying Index in no event shall Precidian Funds LLC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Precidian ETFs Trust
Semiannual Report
MAXIS® Nikkei 225 Index Fund
Allocation of Portfolio Holdings (Unaudited)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	FAST RETAILING CO., LTD.	SOFTBANK CORP.	FANUC CORP.	KDDI CORP.	KYOCERA CORP.
MARKET VALUE	$7,697,424	$4,977,606	$4,334,990	$2,885,471	$2,190,262
% OF NET ASSETS	8.8%	5.7%	4.9%	3.3%	2.5%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

INDUSTRY	PERCENT OF NET ASSETS
Machinery	10.1%
Wireless Telecommunication Services	9.0
Specialty Retail	8.8
Pharmaceuticals	6.6
Electronic Equipment, Instruments & Components	6.1
Automobiles	5.7
Chemicals	5.5
Real Estate Management & Development	3.2
Technology Hardware, Storage & Peripherals	2.8
Auto Components	2.7
Semiconductors & Semiconductor Equipment	2.6
Trading Companies & Distributors	2.4
Construction & Engineering	2.3
Building Products	2.2
Health Care Equipment & Supplies	2.2
Food Products	2.1
Commercial Services & Supplies	2.0
Household Durables	1.9
Road & Rail	1.6
Personal Products	1.5
Software	1.5
Food & Staples Retailing	1.4
Beverages	1.4
Banks	1.3

INDUSTRY	PERCENT OF NET ASSETS
Metals & Mining	1.2%
Media	1.1
IT Services	1.1
Insurance	1.0
Multiline Retail	0.9
Tobacco	0.9
Electrical Equipment	0.8
Capital Markets	0.6
Consumer Finance	0.5
Oil, Gas & Consumable Fuels	0.5
Air Freight & Logistics	0.5
Leisure Products	0.4
Industrial Conglomerates	0.3
Containers & Packaging	0.3
Transportation Infrastructure	0.3
Gas Utilities	0.3
Paper & Forest Products	0.3
Construction Materials	0.2
Diversified Telecommunication Services	0.2
Marine	0.2
Hotels, Restaurants & Leisure	0.1
Electric Utilities	0.1
Airlines	0.1
Internet Software & Services	0.0 †
Textiles, Apparel & Luxury Goods	0.0 †
Repurchase Agreements	8.4
Liabilities in excess of other assets	(7.2)
TOTAL	100.0%
*	The Fund's industry breakdown may change over time.
†	Amount represents less than 0.05%.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments
September 30, 2014 (Unaudited)

	Shares	Value
Common Stocks – 98.8%
Air Freight & Logistics – 0.5%
Yamato Holdings Co., Ltd.(a)	24,000	$446,738
Airlines – 0.1%
ANA Holdings, Inc.	30,000	69,779
Auto Components – 2.7%
Bridgestone Corp.	24,000	792,596
Denso Corp.	23,000	1,060,087
Sumitomo Electric Industries Ltd.	24,000	354,611
Yokohama Rubber Co., Ltd./The(a)	20,000	173,057
		2,380,351
Automobiles – 5.7%
Fuji Heavy Industries Ltd.	20,000	661,226
Honda Motor Co., Ltd.(a)	47,000	1,628,448
Isuzu Motors Ltd.	10,000	141,327
Mazda Motor Corp.	6,000	150,390
Mitsubishi Motors Corp.	3,000	36,408
Nissan Motor Co., Ltd.(a)	24,000	233,927
Suzuki Motor Corp.	24,000	795,550
Toyota Motor Corp.	23,000	1,355,359
		5,002,635
Banks – 1.3%
Aozora Bank Ltd.	20,000	67,654
Bank of Yokohama Ltd./The	20,000	109,998
Chiba Bank Ltd./The	20,000	139,138
Fukuoka Financial Group, Inc.	20,000	95,373
Mitsubishi UFJ Financial Group, Inc.	24,000	135,717
Mizuho Financial Group, Inc.	24,000	42,869
Resona Holdings, Inc.	3,000	16,915
Shinsei Bank Ltd.	30,000	64,281
Shizuoka Bank Ltd./The	20,000	205,881
Sumitomo Mitsui Financial Group, Inc.	3,000	122,298
Sumitomo Mitsui Trust Holdings, Inc.	30,000	124,869
		1,124,993
Beverages – 1.4%
Asahi Group Holdings Ltd.	24,000	694,342
Kirin Holdings Co., Ltd.	20,000	265,603
Sapporo Holdings Ltd.	20,000	76,955
Takara Holdings, Inc.	20,000	152,268
		1,189,168
Building Products – 2.2%
Asahi Glass Co., Ltd.	20,000	108,429
Daikin Industries Ltd.	24,000	1,487,595
Nippon Sheet Glass Co., Ltd.*	30,000	33,098
Nitto Boseki Co., Ltd.	30,000	115,432
TOTO Ltd.	20,000	219,923
		1,964,477
Capital Markets – 0.6%
Daiwa Securities Group, Inc.	20,000	158,450
Matsui Securities Co., Ltd.(a)	24,000	223,643
Nomura Holdings, Inc.	24,000	143,070
		525,163
Chemicals – 5.5%
Asahi Kasei Corp.	20,000	162,371
Denki Kagaku Kogyo KK(a)	30,000	98,199

	Shares	Value
Common Stocks (continued)
Kuraray Co., Ltd.	22,000	$257,962
Mitsubishi Chemical Holdings Corp.	15,000	73,800
Mitsui Chemicals, Inc.*	30,000	83,428
Nippon Kayaku Co., Ltd.	20,000	243,811
Nippon Soda Co., Ltd.	20,000	102,120
Nissan Chemical Industries Ltd.	24,000	424,965
Nitto Denko Corp.	23,000	1,261,409
Shin-Etsu Chemical Co., Ltd.	23,000	1,503,205
Showa Denko KK	30,000	39,389
Sumitomo Chemical Co., Ltd.	20,000	71,301
Teijin Ltd.	30,000	72,487
Tokai Carbon Co., Ltd.	20,000	55,436
Tokuyama Corp.	20,000	65,831
Toray Industries, Inc.	20,000	132,209
Tosoh Corp.	30,000	121,450
Toyobo Co., Ltd.	30,000	43,492
Ube Industries Ltd.	30,000	47,869
		4,860,734
Commercial Services & Supplies – 2.0%
Dai Nippon Printing Co., Ltd.	20,000	200,501
Secom Co., Ltd.	24,000	1,429,606
Toppan Printing Co., Ltd.(a)	20,000	143,697
		1,773,804
Construction & Engineering – 2.3%
Chiyoda Corp.	20,000	220,834
COMSYS Holdings Corp.	24,000	413,804
JGC Corp.	25,000	682,471
Kajima Corp.	30,000	143,606
Obayashi Corp.	20,000	136,950
Shimizu Corp.	30,000	236,608
Taisei Corp.	30,000	169,319
		2,003,592
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	30,000	98,473
Taiheiyo Cement Corp.	30,000	113,243
		211,716
Consumer Finance – 0.5%
Credit Saison Co., Ltd.	24,000	462,384
Containers & Packaging – 0.3%
Toyo Seikan Group Holdings Ltd.	24,000	297,388
Diversified Telecommunication Services – 0.2%
Nippon Telegraph & Telephone Corp.	3,000	186,579
Electric Utilities – 0.1%
Chubu Electric Power Co., Inc.*	3,000	34,438
Kansai Electric Power Co., Inc./The*	3,000	28,352
Tokyo Electric Power Co., Inc.*	3,000	10,504
		73,294
Electrical Equipment – 0.8%
Fuji Electric Co., Ltd.	30,000	145,247
Fujikura Ltd.	20,000	96,285
Furukawa Electric Co., Ltd.	20,000	40,119
GS Yuasa Corp.(a)	20,000	116,526
Mitsubishi Electric Corp.	20,000	266,332
		664,509

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2014 (Unaudited)

	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components – 6.1%
Alps Electric Co., Ltd.	24,000	$412,054
Citizen Holdings Co., Ltd.	24,000	157,338
Hitachi Ltd.	20,000	152,724
Kyocera Corp.	47,000	2,190,262
Mitsumi Electric Co., Ltd.(a)	24,000	173,312
Nippon Electric Glass Co., Ltd.	30,000	146,068
Oki Electric Industry Co., Ltd.	30,000	70,025
Taiyo Yuden Co., Ltd.(a)	23,000	257,525
TDK Corp.	22,000	1,227,627
Yaskawa Electric Corp.	20,000	270,800
Yokogawa Electric Corp.(a)	24,000	315,550
		5,373,285
Food & Staples Retailing – 1.4%
Aeon Co., Ltd.(a)	24,000	238,961
Seven & I Holdings Co., Ltd.	24,000	930,896
UNY Group Holdings Co., Ltd.	9,000	47,841
		1,217,698
Food Products – 2.1%
Ajinomoto Co., Inc.	20,000	332,802
Kikkoman Corp.	20,000	425,074
Maruha Nichiro Corp.	4,000	59,594
MEIJI Holdings Co., Ltd.	3,000	237,155
NH Foods Ltd.(a)	20,000	424,162
Nichirei Corp.	20,000	84,067
Nippon Suisan Kaisha Ltd.*	24,000	63,241
Nisshin Seifun Group, Inc.	25,300	250,059
		1,876,154
Gas Utilities – 0.3%
Osaka Gas Co., Ltd.	30,000	120,547
Tokyo Gas Co., Ltd.	20,000	112,423
		232,970
Health Care Equipment & Supplies – 2.2%
Olympus Corp.*	24,000	861,089
Terumo Corp.	46,000	1,102,658
		1,963,747
Hotels, Restaurants & Leisure – 0.1%
Tokyo Dome Corp.	20,000	84,249
Household Durables – 1.9%
Casio Computer Co., Ltd.(a)	24,000	400,018
Nikon Corp.(a)	21,000	303,487
Panasonic Corp.	24,000	285,462
Pioneer Corp.*	3,000	8,233
Sekisui House Ltd.	20,000	235,605
Sharp Corp.*	10,000	28,448
Sony Corp.	23,000	417,534
		1,678,787
Industrial Conglomerates – 0.3%
Nisshinbo Holdings, Inc.	20,000	167,951
Toshiba Corp.	30,000	139,011
		306,962
Insurance – 1.0%
Dai-ichi Life Insurance Co., Ltd./The	3,000	44,532
MS&AD Insurance Group Holdings, Inc.	7,000	152,701

	Shares	Value
Common Stocks (continued)
Sompo Japan Nipponkoa Holdings, Inc.	5,000	$121,313
Sony Financial Holdings, Inc.	6,000	97,050
T&D Holdings, Inc.	5,000	64,212
Tokio Marine Holdings, Inc.	12,000	372,282
		852,090
Internet Software & Services – 0.0%†
Yahoo Japan Corp.	10,000	38,022
IT Services – 1.1%
Fujitsu Ltd.	20,000	123,091
NTT Data Corp.	23,000	828,357
		951,448
Leisure Products – 0.4%
Yamaha Corp.	24,000	313,581
Machinery – 10.1%
Amada Co., Ltd.	20,000	190,563
Ebara Corp.(a)	20,000	119,809
FANUC Corp.	24,000	4,334,990
Furukawa Co., Ltd.	30,000	62,093
Hino Motors Ltd.	20,000	279,736
Hitachi Construction Machinery Co., Ltd.(a)	24,000	483,173
Hitachi Zosen Corp.	5,000	29,496
IHI Corp.	30,000	155,368
Japan Steel Works Ltd./The(a)	30,000	120,356
JTEKT Corp.	24,000	401,331
Kawasaki Heavy Industries Ltd.	30,000	119,809
Komatsu Ltd.	24,000	555,058
Kubota Corp.	20,000	315,933
Meidensha Corp.	20,000	78,778
Minebea Co., Ltd.	20,000	272,806
Mitsubishi Heavy Industries Ltd.	20,000	128,671
Mitsui Engineering & Shipbuilding Co., Ltd.	30,000	67,563
NGK Insulators Ltd.	20,000	476,316
NSK Ltd.	20,000	284,659
NTN Corp.(a)	20,000	90,267
OKUMA Corp.(a)	20,000	159,927
Sumitomo Heavy Industries Ltd.	20,000	112,514
		8,839,216
Marine – 0.2%
Kawasaki Kisen Kaisha Ltd.	20,000	42,489
Mitsui OSK Lines Ltd.(a)	20,000	63,825
Nippon Yusen KK	30,000	79,052
		185,366
Media – 1.1%
Dentsu, Inc.	24,000	913,608
SKY Perfect JSAT Holdings, Inc.	2,000	11,762
Toho Co., Ltd.	3,000	67,837
		993,207
Metals & Mining – 1.2%
Dowa Holdings Co., Ltd.	20,000	166,492
JFE Holdings, Inc.	3,000	59,863
Kobe Steel Ltd.	30,000	48,689

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2014 (Unaudited)

	Shares	Value
Common Stocks (continued)
Mitsubishi Materials Corp.	30,000	$97,105
Mitsui Mining & Smelting Co., Ltd.	30,000	79,873
Nippon Light Metal Holdings Co., Ltd.	30,000	43,219
Nippon Steel & Sumitomo Metal Corp.	30,000	77,848
Nisshin Steel Co., Ltd.	3,000	27,244
Pacific Metals Co., Ltd.*(a)	20,000	69,843
Sumitomo Metal Mining Co., Ltd.	20,000	281,559
Toho Zinc Co., Ltd.	20,000	76,043
		1,027,778
Multiline Retail – 0.9%
Isetan Mitsukoshi Holdings Ltd.	24,000	312,487
J Front Retailing Co., Ltd.	10,000	130,841
Marui Group Co., Ltd.	24,000	197,602
Takashimaya Co., Ltd.(a)	20,000	167,221
		808,151
Oil, Gas & Consumable Fuels – 0.5%
Inpex Corp.	8,000	113,025
JX Holdings, Inc.	24,000	110,618
Showa Shell Sekiyu KK	24,000	228,894
		452,537
Paper & Forest Products – 0.3%
Hokuetsu Kishu Paper Co., Ltd.(a)	25,000	102,576
Nippon Paper Industries Co., Ltd.	3,000	44,887
Oji Holdings Corp.	20,000	75,678
		223,141
Personal Products – 1.5%
Kao Corp.	24,000	935,819
Shiseido Co., Ltd.(a)	24,000	395,970
		1,331,789
Pharmaceuticals – 6.6%
Astellas Pharma, Inc.	120,000	1,786,734
Chugai Pharmaceutical Co., Ltd.	24,000	694,780
Daiichi Sankyo Co., Ltd.	24,000	376,604
Eisai Co., Ltd.(a)	23,000	930,066
Kyowa Hakko Kirin Co., Ltd.	20,000	245,270
Shionogi & Co., Ltd.	24,000	550,572
Sumitomo Dainippon Pharma Co., Ltd.(a)	18,000	229,277
Takeda Pharmaceutical Co., Ltd.	23,000	999,900
		5,813,203
Real Estate Management & Development – 3.2%
Daiwa House Industry Co., Ltd.	20,000	358,788
Heiwa Real Estate Co., Ltd.	5,000	78,778
Mitsubishi Estate Co., Ltd.	20,000	450,148
Mitsui Fudosan Co., Ltd.	30,000	918,942
Sumitomo Realty & Development Co., Ltd.	20,000	711,648
Tokyo Tatemono Co., Ltd.	20,000	161,751
Tokyu Fudosan Holdings Corp.	23,000	157,702
		2,837,757
Road & Rail – 1.6%
Central Japan Railway Co.	2,000	270,162
East Japan Railway Co.	2,000	149,897

	Shares	Value
Common Stocks (continued)
Keio Corp.	20,000	$147,892
Keisei Electric Railway Co., Ltd.	20,000	200,957
Nippon Express Co., Ltd.	20,000	83,702
Odakyu Electric Railway Co., Ltd.	20,000	182,904
Tobu Railway Co., Ltd.	20,000	100,661
Tokyu Corp.	20,000	131,115
West Japan Railway Co.	3,000	134,292
		1,401,582
Semiconductors & Semiconductor Equipment – 2.6%
Advantest Corp.(a)	45,000	580,169
Dainippon Screen Manufacturing Co., Ltd.	20,000	101,755
Sumco Corp.	3,000	36,216
Tokyo Electron Ltd.	24,000	1,566,373
		2,284,513
Software – 1.5%
Konami Corp.(a)	23,000	479,398
Trend Micro, Inc.	24,000	811,853
		1,291,251
Specialty Retail – 8.8%
Fast Retailing Co., Ltd.	23,000	7,697,424
Technology Hardware, Storage & Peripherals – 2.8%
Canon, Inc.	35,000	1,139,435
FUJIFILM Holdings Corp.	23,000	706,724
Konica Minolta, Inc.	25,000	269,888
NEC Corp.	30,000	103,670
Ricoh Co., Ltd.	20,000	214,817
		2,434,534
Textiles, Apparel & Luxury Goods – 0.0%†
Unitika Ltd.*	30,000	13,950
Tobacco – 0.9%
Japan Tobacco, Inc.	24,000	780,561
Trading Companies & Distributors – 2.4%
ITOCHU Corp.	24,000	293,230
Marubeni Corp.	20,000	136,914
Mitsubishi Corp.	22,000	450,531
Mitsui & Co., Ltd.	24,000	378,464
Sojitz Corp.	2,000	3,136
Sumitomo Corp.(a)	24,000	264,892
Toyota Tsusho Corp.	24,000	584,709
		2,111,876
Transportation Infrastructure – 0.3%
Mitsubishi Logistics Corp.(a)	20,000	287,030
Wireless Telecommunication Services – 9.0%
KDDI Corp.	48,000	2,885,471
NTT DoCoMo, Inc.	3,000	50,071
SoftBank Corp.	71,000	4,977,606
		7,913,148
Total Common Stocks
(Cost $94,226,245)		86,854,311

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2014 (Unaudited)

	Principal Amount	Value
Repurchase Agreements – 8.4%(b)
Bank of America, N.A., 0.00%, dated 09/30/14, due 10/01/14, repurchase price $1,000,000, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% – 6.00%, maturing 07/25/23 – 11/01/43; total market value $1,020,000	$1,000,000	$1,000,000
Barclays Capital, Inc., 0.01%, dated 09/30/14, due 10/01/14, repurchase price $2,846,512, collateralized by a U.S. Treasury Security, 2.13%, maturing 06/30/21; total market value $2,903,442	2,846,511	2,846,511
BNP Paribas Securities Corp., 0.00%, dated 09/30/14, due 10/01/14, repurchase price $2,000,000, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 0.00% – 7.25%, maturing 10/10/14 – 07/15/37; total market value $2,040,004	2,000,000	2,000,000
Natixis Financial Products LLC, 0.05%, dated 09/30/14, due 10/01/14, repurchase price $500,001, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 0.50% – 8.28%, maturing 7/18/19 – 08/20/64; total market value $510,001	500,000	500,000
Nomura Securities Co., Ltd., 0.00%, dated 09/30/14, due 10/01/14, repurchase price $500,000, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.50% – 7.50%, maturing 04/01/16 – 09/20/44; total market value $510,000	500,000	500,000
Pershing LLC, 0.05%, dated 09/30/14, due 10/01/14, repurchase price $500,001, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 0.30% – 11.50%, maturing 11/15/14 – 02/16/51; U.S. Treasury Securities, ranging from 3.63% – 4.50%, maturing 02/15/16 – 02/15/44; total market value $510,000	500,000	500,000
Total Repurchase Agreements (Cost $7,346,511)		7,346,511
Total Investment Securities (Cost $101,572,756) – 107.2%		94,200,822
Liabilities in excess of other assets – (7.2%)		(6,289,207)
Net Assets – 100.0%		$87,911,615

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or portion of this security was on loan at September 30, 2014. The total value of securities on loan was $6,982,680, which was collateralized by repurchase agreements with a value of $7,346,511.
(b)	The security was purchased with cash collateral held from securities on loan at September 30, 2014. The total value of securities purchased was $7,346,511.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,273,124
Aggregate gross unrealized depreciation	(10,657,241)
Net unrealized depreciation	$(7,384,117)
Federal income tax cost of investments	$101,584,939

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2014 (Unaudited)

Futures Contracts Purchased

MAXIS® Nikkei 225 Index Fund had the following open long futures contracts as of September 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation(a)	Cash Collateral (Received)/ Pledged		Net Amount(b)
SGX Nikkei 225 Futures Contracts	14	12/11/14	$1,028,858	$13,120	$(13,120	)(c)	$—

Cash collateral in the amount of $150,636 was pledged to cover margin requirements for open futures contracts as of September 30, 2014.

Forward Foreign Currency Contracts

MAXIS® Nikkei 225 Index Fund had the following outstanding contracts as of September 30, 2014:

Buy Contracts*

Buy Contracts	Counterparty	Settlement Date	Units of Currency	Value	Unrealized Depreciation(a)	Cash Collateral (Received)/ Pledged	Net Amount(b)
Japanese Yen	Morgan Stanley & Co., Inc.	12/17/14	7,222,000	$65,898	$(1,444)	$—	$(1,444)
*	Fund buys Japanese Yen, sells U.S. Dollar
(a)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation/depreciation) at period end as an asset or a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(b)	Represents the “uncollateralized” amount due from (or to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(c)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Due from broker”. Under U.S. Generally Accepted Accounting Principles, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Statement of Assets and Liabilities
September 30, 2014 (Unaudited)

ASSETS:
Securities, at value (includes $6,982,680 of securities on loan) (Cost $94,226,245)	$86,854,311
Repurchase agreements, at value (Cost $7,346,511)	7,346,511
Total Investment Securities (Total Cost $101,572,756)	94,200,822
Cash	15,772
Foreign currency (Cost $419,502)	394,133
Due from broker (Note 2)	150,636
Dividends receivable	529,285
Security lending income receivable	555
Unrealized appreciation on futures contracts	13,120
Total Assets	95,304,323
LIABILITIES:
Collateral held for loaned securities (Note 2)	7,346,511
Payable to the advisor (Note 5)	32,181
Accrued trustee fees	12,572
Unrealized depreciation on forward foreign currency contracts	1,444
Total Liabilities	7,392,708
Net Assets	$87,911,615
NET ASSETS CONSIST OF:
Paid-in capital	$94,389,494
Undistributed net investment income	414,940
Undistributed net realized gain (loss) from investments, futures and foreign currency transactions	508,366
Net unrealized appreciation (depreciation) on:
Investments	(7,371,934)
Futures contracts	13,120
Foreign currency and foreign currency translations	(42,371)
Net Assets	$87,911,615
Shares Outstanding (unlimited shares authorized, no par value)	5,006,666
Net Asset Value	$17.56

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Statement of Operations
For the six months ended September 30, 2014 (Unaudited)

INVESTMENT INCOME FROM:
Dividends	$680,682
Securities lending (Note 2)	3,411
Foreign withholding tax on dividends	(76,078)
Total Investment Income	608,015
EXPENSES:
Management fees (Note 5)	255,203
Trustee fees (Note 5)	25,069
Total gross expenses before fees reimbursed	280,272
LESS:
Trustee fees reimbursed (Note 5)	(25,069)
Total Net Expenses	255,203
Net Investment Income	352,812
NET REALIZED GAIN (LOSS) ON:
Investments	(100,784)
In-kind transactions (Note 8)	1,449,716
Futures contracts	48,803
Foreign currency and foreign currency translations	(4,601)
Net Realized Gain (Loss)	1,393,134
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	1,988,750
Futures contracts	14,703
Foreign currency and foreign currency translations	(33,155)
Net Change in Unrealized Appreciation (Depreciation)	1,970,298
Net Realized and Unrealized Gain (Loss)	3,363,432
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,716,244

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Statement of Changes in Net Assets

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$352,812	$1,177,262
Net realized gain (loss)	1,393,134	22,645,637
Net change in unrealized appreciation (depreciation)	1,970,298	(17,636,937)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,716,244	6,185,962
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(600,004)	(1,856,600)
Total Distributions	(600,004)	(1,856,600)
CAPITAL TRANSACTIONS (Notes 6 and 8):
Proceeds from shares issued in-kind	—	250,730,829
Cost of shares redeemed in-kind	(35,360,654)	(364,103,460)
Net (Decrease) in Net Assets Resulting from Capital Transactions	(35,360,654)	(113,372,631)
Total (Decrease) in Net Assets	(32,244,414)	(109,043,269)
NET ASSETS:
Beginning of Period	120,156,029	229,199,298
End of Period	$87,911,615	$120,156,029
Undistributed net investment income included in end of period net assets	$414,940	$662,132
SHARE TRANSACTIONS:
Beginning of Period	7,006,666	14,506,666
Issued in-kind (Note 8)	—	14,500,000
Redeemed in-kind (Note 8)	(2,000,000)	(22,000,000)
Shares Outstanding, End of Period	5,006,666	7,006,666

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Financial Highlights

	Six Months ended September 30, 2014 (Unaudited)		Year ended March 31, 2014	Year ended March 31, 2013		July 8, 2011* through March 31, 2012
PER SHARE OPERATING PERFORMANCE (for a share outstanding throughout the period)
Net asset value, beginning of period	$17.15		$15.80	$14.67		$15.00
Investment Operations:
Net investment income(a)	0.06		0.13	0.22		0.24
Net realized and unrealized gain (loss) on investments	0.47		1.50	1.14		(0.48	)(b)
Total investment operations	0.53		1.63	1.36		(0.24)
Distributions:
Net investment income	(0.12)		(0.28)	(0.23)		(0.09)
Total distributions	(0.12)		(0.28)	(0.23)		(0.09)
Net asset value, end of period	$17.56		$17.15	$15.80		$14.67
Market value, end of period	$17.56		$17.10	$15.80	(c)	$14.76
Total Return:
Net asset value(d)	3.08	%(e)	10.38%	9.53%		(1.55	)%(e)
Market value(f)	3.38	%(e)	10.07%	8.85	%(c)	(0.97	)%(e)
Ratios and Supplemental Data:
Ratio of expenses to average net assets (Note 5)	0.55	%(g)	0.53%	0.53%		0.53	%(g)
Ratio of expenses to average net assets, net of reimbursement (Note 5)	0.50	%(g)	0.50%	0.50%		0.50	%(g)
Ratio of net investment income to average net assets	0.69	%(g)	0.76%	1.58%		2.37	%(g)
Net assets, end of period (in thousands)	$87,912		$120,156	$229,199		$198,131
Portfolio turnover rate(h)	—	%(e)(i)	2%	—	%(i)	—	%(e)(i)
*	Commencement of investment operations.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(c)	The market value return is for the period from April 1, 2012 through March 28, 2013. The market price is from March 28, 2013. March 28, 2013 was the last day of NYSE Arca trading for the Fund’s fiscal year. The NYSE Arca is the principal exchange on which the Fund’s shares trade.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)	Not annualized for periods less than one year.
(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the official midpoint bid/ask from the NYSE Arca. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listed market.
(g)	Annualized for periods less than one year.
(h)	In-kind transactions are not included in portfolio turnover calculations.
(i)	Less than 0.5%.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements
September 30, 2014 (Unaudited)

1.  Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of one diversified investment portfolio, the MAXIS® Nikkei 225 Index Fund (the “Fund”). The Fund is managed by Precidian Funds LLC (“Advisor”). Northern Trust Investments, Inc. (“NTI”) acts as sub-advisor (“Sub-Advisor”) to the Fund.

The Fund had no operations from May 12, 2011 (initial seeding date) until July 8, 2011 (commencement of operations) other than matters relating to its organization and sale and issuance of 6,666 shares of beneficial interest in the Fund to the Fund’s Advisor at the net asset value (“NAV”) of $15.00 per share.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (“Underlying Index”) created by Nikkei Inc. (the “Index Provider”). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or “first” section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s investment objective will be achieved.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing source. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including, but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when an investor will not be able to purchase or sell shares of the Fund. Investments in other open-end investment companies are valued at their NAV.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

Forward foreign currency contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service and are typically classified as Level 2 in the fair value hierarchy described below. Exchange traded financial futures are manually valued at the settlement price as established by the exchange on which they are traded, and are typically categorized as Level 1 in the fair value hierarchy described below. If there was no sale on that day, the contract is valued at fair value pursuant to the Trust’s valuation policies and procedures.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day, when such securities are of the highest credit quality. Amortized cost shall not be used if its use would be inappropriate due to credit or other impairments of the issuer. The Fund does not hold any short term debt securities as of September 30, 2014.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2014, for the Fund based upon the three levels defined above:

Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Total
Common Stocks	Futures Contracts	Repurchase Agreements	Forward Foreign Currency Contracts	Investment Securities	Other Financial Instruments including Futures Contracts and Forward Foreign Currency Contracts
$86,854,311	$13,120	$7,346,511	$(1,444)	$94,200,822	$11,676

For the period ended September 30, 2014, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no transfers between Level 1 and Level 2 for the period ending September 30, 2014.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company. As of September 30, 2014, management of the Fund has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if any adjustments to conclusions are necessary based on factors including but not limited to implementation of further guidance expected from the Financial Accounting Standards Board (“FASB”) and ongoing analysis of tax law, regulation, and interpretations thereof.

Distribution of Income and Gains

Net investment income and net capital gains are typically distributed to shareholders at least annually.

Due from Broker

Transactions and positions in futures are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. Due from broker balances in the Statement of Assets and Liabilities represents cash, foreign currency and any initial and/or variation margin applicable to open futures contracts. The Fund’s use of cash, securities and/or foreign currency held at brokers at September 30, 2014 is restricted by regulation or broker mandated limits.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. Dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains and losses arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting in changes in exchange rates.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains with the Fund’s collateral account, cash, U.S. government securities or equivalent collateral, or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the securities loaned.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Loans are subject to termination at the option of the Fund or the borrower. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Additionally, the Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker, which is netted against securities lending income on the Statement of Operations. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important for the Fund with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy.

A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty. Net realized and unrealized gains and losses on forward foreign currency contracts are included within the foreign currency and foreign currency translation line items on the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts to manage its portfolio, obtain exposure to securities or to manage currency risk. Risks involved in the use of futures include that the secondary market for a futures contract may not be liquid, preventing the Fund from closing out a position. Additionally, the index tracked by a futures

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

contract may differ from and even have a negative correlation to the Fund’s Underlying Index, resulting in the returns from such a contract not matching the performance of the Underlying Index and the possible risk of loss. There also exists a risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits based on the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open on a monthly basis. The Fund expects to earn interest income on its margin deposits.

3.  Derivative Contracts

As a non-principal investment strategy, the Fund may utilize futures, options and swaps to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e., futures, options or swaps that are not traded on an exchange), the Fund may also have increased exposure to the risk of a counterparty’s default, and exposure to the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

During the period ended September 30, 2014, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The Fund used futures contracts to simulate full investment in

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

the Underlying Index. To the extent liquid futures contracts are not available for the Underlying Index, the Advisor or Sub-Advisor may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components. The Fund held futures contracts with an average monthly notional value of $830,748 and forward foreign currency contracts with an average monthly amount of $70,433 during the period ended September 30, 2014.

The following tables indicate the location of derivative-related items on the Statement of Assets and Liabilities as well as the effect of derivative instruments on the Statement of Operations during the reporting period.

Fair Value of Derivative Instruments as of September 30, 2014
Asset Derivatives			Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of Assets and Liabilities Location	Unrealized Appreciation	Statement of Assets and Liabilities Location	Unrealized Depreciation
Equity Index Futures Contracts	Unrealized appreciation on futures contracts	$13,120	Unrealized depreciation on futures contracts	$ —
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$ —	Unrealized depreciation on forward foreign currency contracts	$(1,444)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Change in net unrealized appreciation (depreciation) on Futures contracts	$48,803	$14,703
Forward Foreign Currency Contracts	Net realized gain (loss) on Forward foreign currency contracts, Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts	$(4,337)	$ (369)

4.  Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of such dividends. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

5.  Fees and Other Transactions with Affiliates

The Advisor serves as advisor to the Fund pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor or, if it has delegated such authority, the Sub-Advisor determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Fund.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

As compensation for its services and its assumption of certain expenses, the Fund pays the Advisor a management fee equal to 0.50% of the Fund’s average daily net assets that accrues daily and is paid monthly. The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its management fees and to reimburse other expenses to the extent total annual fund operating expenses, as a percentage of average daily net assets, exceed 0.50% for the Fund. No attempt will be made to recapture any amounts previously waived or reimbursed. This expense limitation is in effect through July 30, 2015. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend and distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Advisor or its affiliates (the “Independent Trustees”); (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor. The Advisor has voluntarily agreed to assume compensation and expenses of each independent trustee through July 30, 2015.

Authorized Participants are charged a standard creation and redemption transaction fee payable to the Fund to offset transfer and other transaction costs associated with the issuance and redemption of creation units. The standard creation and redemption transaction fee is $4,000. Presently $3,500 of this fee is being paid to the Advisor to reimburse it for the transaction fees being paid by the Advisor. The Advisor received $3,500 in transaction fee reimbursements for the six months ended September 30, 2014.

The Board adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. The Trust’s Board has resolved not to authorize the payment of Rule 12b-1 at this time. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time they will increase the cost of an investment in the Fund and may cost more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Each independent trustee receives an annual retainer of $25,000.

6.  Issuance and Redemption of Fund Shares

The Fund issues and redeems shares only in bundles, known as Creation Units, of a specified number of shares. For the Fund, a Creation Unit is comprised of 500,000 shares. The number of shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation of the Fund. The Fund may not issue fractional Creation Units.

Purchase or redemption of Creation Units is only available to an authorized participant (“Authorized Participant”) or an investor through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party” (i.e., a broker-dealer or other participant in the

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units.

Shares are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than NAV upon sale of shares.

7.  Investment Transactions

For the period ended September 30, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$95,585	$530,324

8.  In-Kind Transactions

The Fund delivers its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each transaction.

For the six months ended September 30, 2014, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fair Value	Net Realized Gains
$35,085,014	$1,449,716

During the period, the Fund received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended September 30, 2014, the fair value of the securities received for subscriptions were as follows:

Fair Value
$ —

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

9.  Master Netting Agreements

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. The following table is a summary of the Fund’s open securities lending and repurchase agreements which are subject to a master netting agreement for the period ended September 30, 2014:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets (Liabilities) presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amounts
				Financial Instruments	Cash Collateral Received(1)
Securities Lending	$6,982,680	$—	$6,982,680	$—	$(6,982,680)	$—
Repurchase agreements	7,346,511	—	7,346,511	(7,346,511)	—	—
Total	$14,329,191	$—	$14,329,191	$(7,346,511)	$(6,982,680)	$—
(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

10.  Principal Risks

As with any investment, an investor could lose all or part of an investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s Prospectus under the heading “Additional Description of the Principal Risks of the Fund.”

Index Risk.  The Underlying Index and the Fund reconstitute and rebalance only when the Index Provider determines to reconstitute and rebalance the Underlying Index, which may cause the performance of the Underlying Index and the Fund to deviate from that of the market the Underlying Index seeks to track. This deviation results from changes to index component securities being reflected in the market more quickly than the Index Provider’s methodology can track.

Market Risk.  The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Risks Related to Investing in Japan.  The Fund invests in securities of companies that are principally located in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security risk, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk.  The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims,

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Currency Risk.  Because the Fund’s NAV is determined on the basis of the U.S. Dollar, investors may lose money if the Japanese Yen depreciates against the U.S. Dollar, even if the local currency value of the Fund’s holdings in that market increases.

Derivatives Risk.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. As a non-principal investment strategy, the Fund may utilize futures, options, swaps and forward foreign currency contracts to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative, currency risk if fluctuations in exchange rates adversely affect the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e. futures, options, swaps or forward foreign currency contracts that are not traded on an exchange), the Fund may also have exposure to the risk of a counterparty’s default, and exposure to the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

11.  Guarantees and Indemnifications

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Advisor views that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

12.  Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU impacts the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. This ASU is effective for interim and annual reporting periods beginning after December 15, 2014. The Fund’s Advisor is currently evaluating the application of ASU 2013-08 and its impact, if any, on the Fund’s financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other Fund expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 at the beginning of a six-month period ended, September 30, 2014 and held through the period.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period ended, September 30, 2014 and held through the period.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio During Period	Beginning Account Value 04/01/14	Ending Account Value 09/30/14	Expenses Paid During the Period*
Actual	0.50%	$1,000.00	$1,030.80	$2.55
Hypothetical	0.50%	$1,000.00	$1,022.56	$2.54
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half period).

Precidian ETFs Trust
Board Approval of Investment Advisory Agreement (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on May 21, 2014, to consider the renewal of (1) the Advisory Agreement between the Trust, on behalf of the Fund, and the Advisor and (2) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor and the Sub-Advisor relevant to the Board’s consideration of whether to approve renewing the Advisory Agreement and Sub-Advisory Agreement. These materials included: (1) the nature, quality, and extent of the services provided to the Fund; (2) the personnel and operations of the Advisor and the Sub-Advisor; (3) the investment performance of the Fund; (4) the financial condition and profitability of the Advisor and the Sub-Advisor; (5) any potential ancillary benefits to the Advisor or the Sub-Advisor and their respective affiliates as derived from a relationship with the Fund; and (6) possible conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement, the Sub-Advisory Agreement and the Expense Limitation Agreement; (2) information describing the Advisor, the Sub-Advisor and the services provided thereby; (3) information regarding the compliance programs of the Advisor and the Sub-Advisor; (4) copies of the Forms ADV for the Advisor and the Sub-Advisor; and (5) memoranda and guidance from independent legal counsel on the fiduciary responsibilities of trustees, including Trustees who are not interested persons of the Fund (referred to as “Independent Trustees”), in considering advisory and distribution agreements under the 1940 Act. The Trustees also considered information provided at the Board meetings throughout the year and their personal experiences as Trustees and participants in the exchange traded fund (“ETF”) industry.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Fund:

The nature, extent, and quality of services.  The Independent Trustees reviewed the services that Precidian and Northern each provides to the Fund, and noted the responsibilities that the Advisor and the Sub-Advisor each has as the Fund’s respective investment adviser and sub-advisor, including overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, daily monitoring of tracking error and quarterly reporting to the Board, and the implementation of Board directives. They noted that the Advisor oversees service providers that support the Fund in providing fund accounting, fund administration, fund distribution, transfer agency, and custodial services, and that the Advisor oversees the compliance and administrative functions of the Fund.

The Independent Trustees also considered the experience, resources, and strengths of the Advisor and the Sub-Advisor in managing other ETFs and the Fund. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s and the Sub-Advisor’s respective abilities to render such services based on their respective experience, operations, and resources.

Fees and expenses.  The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Advisory Agreement and the Sub-Advisory Agreement to the contracts of other registered investment advisers providing services to similar ETFs. In particular, the Independent Trustees compared the Fund’s advisory fee and expense ratio to other peer group investment companies, examples of which were provided in the Materials. After comparing the Fund’s fees with those of peer ETFs, and in light of the nature, quality, and extent of services provided by the Advisor and the Sub-Advisor and the costs incurred by each in rendering those services, the Independent Trustees concluded that the level of fees paid to each of the Adviser and the Sub-Advisor were fair and reasonable.

Precidian ETFs Trust
Board Approval of Investment Advisory Agreement (Unaudited) (continued)

Profitability and economies of scale.  The Independent Trustees discussed with the Advisor and the Sub-Advisor their respective costs and profitability in connection with the investment advisory services provided to the Fund, including operational costs. The Board also considered the impact of the Expense Limitation Agreement on the profitability of the Advisor. With regard to economies of scale, the Independent Trustees noted that certain fixed costs are spread over a broader base of assets as the Fund’s total assets increase. However, certain of the expenses incurred to manage the Funds increase as the total assets increase. Applying these concepts to the Fund, the Independent Trustees concluded that the current fee structure of the Fund reflects an appropriate sharing of economies of scale between the Fund and the Advisor and Sub-Advisor. The Independent Trustees will continue to monitor the need for breakpoints as the Fund grows.

Other benefits to the Adviser.  In addition to considering the profits that may be realized by each of the Advisor and the Sub-Advisor, the Independent Trustees also considered information regarding the direct and indirect benefits that the Advisor and the Sub-Advisor and their respective affiliates may receive as a result of their relationship with the Fund, including any compensation to be paid to such affiliates.

Investment performance.  The Independent Trustees considered the investment performance of the Fund, including tracking error. In particular, the Independent Trustees considered the investment performance of the Fund relative to its stated objectives and its success in achieving such objectives. The Independent Trustees also considered the Fund’s investment performance compared to its benchmark index as referenced in the Fund’s prospectus and shareholder reports. The Independent Trustees next considered the Fund’s investment performance compared to the average of the Fund’s peer group and discussed the difference between currency-hedged competitors and the Fund. The Independent Trustees then received and considered information about the premium/discount history of the Fund.

Based on the foregoing and such other matters as were deemed relevant and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Advisor to the Fund, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar, actual or anticipated size. As a result, all of the Board members, including the Independent Trustees, approved the continuation of the Advisory Agreement.

With respect to the Sub-Advisor and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Sub-Advisor to the Fund, as well as the costs incurred and the benefits gained by the Sub-Advisor in providing such services. As a result, all of the Trustees, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement.

Precidian ETFs Trust
Additional Information (Unaudited)

Receive investor materials electronically:

The Fund’s annual and semiannual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds LLC at 1-855-621-0930. You can also access and download the annual and semiannual reports at the Fund’s website: http://www.precidianfunds.com.

Quarterly Portfolio Holdings Information:

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Precidian ETFs Trust Form N-Q will be available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.precidianfunds.com.

This report has been prepared for shareholders and may not be distributed to others only if preceded or accompanied by a current prospectus.

Proxy Voting Information:

A description of Precidian ETFs Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Precidian ETFs Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge by visiting the Fund’s Website at www.precidianfunds.com or the SEC’s Website at www.sec.gov or by calling 1-855-621-0930.

Precidian ETFs Trust
350 Main Street, Suite 9
Bedminster, NJ 07921
855.621.0930
www.precidianfunds.com

Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

PrecidianSM is a service mark of Precidian Funds LLC. Nikkei® is a registered trademark of Nikkei Inc. Nikkei Stock AverageSM and the Nikkei 225SM are service marks of Nikkei Inc. MAXISSM is a registered service mark of Mitsubishi UFJ Asset Management Co., Ltd.

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

(a)	Disclosure required in Registrant’s annual Form N-CSR filing.

(b)	Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the MAXIS® Nikkei 225 Index Fund’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)      Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:

/s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

November 26, 2014

By:

/s/ William C. Cox

William C. Cox

Treasurer and Principal Financial Officer

November 26, 2014